INTEREST IN THE MASTER TRUST	12 Months Ended
Dec. 31, 2025
Sempra Savings Plan 002
EBP, Master Trust [Line Items]
INTEREST IN THE MASTER TRUST
4.    INTEREST IN THE MASTER TRUST
The Plan’s investment consists of a divided interest, as discussed below, in the Master Trust. A portion of this interest in the Master Trust is held in a trust account at TRP and the remainder is held in a trust account at the Northern Trust Company, who acts as an agent for TRP and is the custodian of the custom investment funds, except the U.S. Large Cap Equity Fund for which TRP is the custodian. Use of the Master Trust permits the commingling of the trust assets of this and other similar employee benefit plans sponsored by Sempra or an affiliate for investment and administrative purposes. The Plan’s interest in the Master Trust is based on the individual Plan participants’ investment balances (divided interest). Investment income (loss) is allocated by the Trustee on a daily basis through a valuation of the Master Trust’s investments and each individual Plan participant’s share of each investment. Administrative expenses of the Master Trust are allocated to the Plan based upon each individual Plan participant’s share of each investment or the participant’s transaction in a specific investment.
The net assets available for benefits of the Master Trust at December 31, 2025 and 2024 are summarized as follows (dollars in thousands):

	December 31, 2025
		Plan’s Interest
	Master Trust	in Master Trust
	Balances	Balances

Sempra common stock	$1,034,401	$66,688
Mutual funds	442,746	35,561
Common/collective trusts	4,474,698	456,192

Master Trust investments	5,951,845	558,441

Plus:
Non-interest bearing cash	778	—
Dividends receivable	7,639	487
Employer contributions receivable	2	2
Participant contributions receivable	1	1

Net assets available for benefits of the Master Trust	$5,960,265	$558,931

	December 31, 2024
		Plan’s Interest
	Master Trust	in Master Trust
	Balances	Balances

Sempra common stock	$1,165,804	$69,601
Mutual funds	400,835	30,166
Common/collective trusts	4,040,716	396,632

Master Trust investments	5,607,355	496,399

Plus:
Non-interest bearing cash	50	—
Dividends receivable	8,271	495
Employer contributions receivable	3	—
Participant contributions receivable	—	—

Net assets available for benefits of the Master Trust	$5,615,679	$496,894
Net appreciation in fair value of investments and dividend income for the Master Trust for the year ended December 31, 2025, are as follows (dollars in thousands):

Year Ended December 31, 2025
Net appreciation (depreciation) in fair value of investments:
Sempra common stock	$(1,156)
Mutual funds	42,113
Common/collective trusts	637,142

Net appreciation in fair value of investments	$678,099

Dividend income	$37,749